Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)	7 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Additional paid-in capital	$ 0	$ 0
Accumulated deficit	(84,561,995) [1]	(43,381,734)
Previously Reported [Member]
Networth needed post business combination	5,000,001	$ 5,000,001
Additional paid-in capital			$ 0	$ 4,625,706	$ 6,529,768
Accumulated deficit			4,998,010	372,218	(1,531,856)
Revision of Prior Period, Adjustment [Member]
Additional paid-in capital	6,700,000		0	(4,625,706)	(6,529,768)
Accumulated deficit	$ 59,500,000		$ (56,199,218)	$ (59,467,013)	$ (59,467,012)
Recalssification of permanent equity to temporary equity,Shares	6,615,680

[1]	See Note 2, Revision to Previously Issued Financial Statements.